KKR Credit Opportunities Portfolio			July 31, 2020
			(Unaudited)
Schedule of Investments
		Par†	Value
Leveraged Loans - 38.0%
Aerospace & Defense - 3.3%
EaglePicher Technologies, LLC, TL 2L 02/18
7.411% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		62,000	57,789
Ontic Engineering & Manufacturing, Inc., TL 1L B 10/19
5.058% (3 Month US LIBOR + 4.750%), 10/30/2026 (a)		72,744	71,471
Ontic Engineering & Manufacturing, Inc., TL 1L B-DD 10/19
5.058% (3 Month US LIBOR + 4.750%), 10/31/2026 (a)		11,366	11,167
Sequa Corp., TL 1L B 06/20 ADD-ON
0.000%, 11/28/2023 (a)(d)(e)		403,860	387,706
Sequa Corp., TL 2L 04/17
11.250% (US LIBOR + 9.000%), 04/28/2022 (a)		894,000	687,263
Sequa Corp., TL 1l B 11/17
6.000% (3 Month US LIBOR + 5.000%), 11/28/2021 (a)		2,410,163	2,287,643
			3,503,039
Auto Components - 1.0%
Innovative XCessories & Services LLC, TL 1L 02/20
6.000% (3 Month US LIBOR + 5.000%), 03/05/2027 (a)		1,136,819	1,089,931

Building Products - 0.4%
MI Windows and Doors, Inc., TL 1L 10/19
6.500% (3 Month US LIBOR + 5.500%), 11/06/2026 (a)		470,830	472,007

Chemicals - 1.8%
Diversey, Inc., TL 1L 07/17
3.260% (1 Month US LIBOR + 3.000%), 09/06/2024 (a)		348,837	331,046
Emerald Performance Materials LLC, TL 1L 07/14
4.500% (3 Month US LIBOR + 3.500%), 07/30/2021 (a)		214,111	213,442
Emerald Performance Materials, LLC, TL 2L 07/14
8.750% (1 Month US LIBOR + 6.750%), 08/01/2022 (a)		44,197	43,884
Invictus, TL 21 01/18
6.911% (1 Month US LIBOR + 6.750%), 03/30/2026 (a)		39,000	31,541
New Arclin US Holding Corp., TL 2L 02/17
9.750% (1 Month US LIBOR + 8.750%), 02/14/2025 (a)		9,000	7,695
SI Group, Inc., TL 1L 07/18
4.916% (1 Month US LIBOR + 4.750%), 10/15/2025 (a)		476,746	450,525
Vantage Specialty Chemicals, Inc., TL 2L 10/17
9.250% (6 Month US LIBOR + 8.250%), 10/27/2025 (a)		457,050	335,932
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
4.500% (6 Month US LIBOR + 3.500%), 10/26/2024 (a)		597,254	528,038
			1,942,103
Commercial Services & Supplies - 1.0%
Access CIG, LLC, TL 1L 02/18
3.911% (1 Month US LIBOR + 3.750%), 02/27/2025 (a)		38,801	37,561
Access CIG, LLC, TL 2L 02/18
7.911% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)		143,000	130,130
Advantage Sales & Marketing, Inc., TL 1L B 06/14
4.250% (3 Month US LIBOR + 3.250%), 07/23/2021 (a)		309,359	294,568
Advantage Sales & Marketing, Inc., TL 2L 06/14
7.500% (3 Month US LIBOR + 6.500%), 07/25/2022 (a)		147,000	126,267
ASP Acuren Merger Sub Inc., TL 1L B 01/20
4.558%, (3 Month US LIBOR + 4.250%), 01/23/2027 (a)		59,850	59,401
Monitronics International, Inc., TL 1L EXIT 08/19
7.750% (1 Month US LIBOR + 6.500%), 03/29/2024 (a)		540,278	419,391
			1,067,318
Construction & Engineering - 3.2%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
5.250% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		1,080,978	990,338
Total Safety US, Inc., TL 1L B 07/19
7.000% (3 Month US LIBOR + 6.000%), 08/16/2025 (a)		1,306,836	1,212,091
Yak Access, LLC, TL 1L B 05/18
5.308% (3 Month US LIBOR + 5.000%), 07/11/2025 (a)		1,506,224	1,238,869
			3,441,298
Construction Materials - 0.1%
Quimper AB, TL 2L 02/19 EUR
8.250% (6 Month EURIBOR + 8.250%), 02/15/2027 (a)(b)	EUR	94,000	106,437

Distributors - 0.4%
Distribution International, Inc., TL 1L 06/19
6.750% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		452,714	380,279

Diversified Consumer Services - 1.3%
Airbnb, Inc., TL 1L 03/20
8.500% (3 Month US LIBOR + 7.500%), 04/17/2025 (a)		242,470	256,715
Jostens, Inc., TL 1L 12/18
6.572% (6 Month US LIBOR + 5.500%), 12/19/2025 (a)		869,230	843,292
Learning Care Group Inc., TL 1L B 05/20
8.860% (3 Month US LIBOR + 8.500%), 03/13/2025 (a)		281,860	284,443
			1,384,450
Diversified Telecommunication Services - 0.2%
Peak 10 Holding Corp., TL 1L 07/17
3.808% (3 Month US LIBOR + 3.500%), 08/01/2024 (a)		316,373	258,240

Electronic Equipment, Instruments & Components - 1.4%
Excelitas Technologies Corp., TL 2L 10/17
8.500% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)		1,476,100	1,427,020

Energy Equipment & Services - 0.2%
Caprock Midstream, LLC, TL 1L B 10/18
4.911% (1 Month US LIBOR + 4.750%), 11/03/2025 (a)		145,266	93,842
ChampionX Corp., TL 1L B 05/20
6.000%, (6 Month US LIBOR + 5.000%), 06/03/2027 (a)		82,880	81,948
			175,790
Food & Staples Retailing - 0.2%
Froneri Ltd., TL 2L 01/20 USD
5.928% (1 Month US LIBOR + 5.750%), 01/31/2028 (a)(b)		60,000	58,750
Smart & Final Stores LLC, TL 1L B 05/19
6.911% (1 Month US LIBOR + 6.750%), 06/20/2025 (a)		195,015	195,015
			253,765
Food Products - 0.5%
CSM Bakery Products, TL 1L B 07/13
7.250% (3 Month US LIBOR + 6.250%), 01/04/2022 (a)		489,038	456,945
CSM Bakery Products, TL 2L 07/13
11.000% (3 Month US LIBOR + 10.000%), 02/04/2022 (a)		75,000	61,375
			518,320
Health Care Providers & Services - 0.4%
Affordable Care Inc., TL 1L 10/15
5.750% (3 Month US LIBOR + 4.750%), 10/24/2022 (a)		430,120	387,108
Paradigm Acquistion Corp., TL 2L 10/18 LC
7.808% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)		30,000	26,550
US Anesthesia Partners, Inc., TL 1L B 01/18
4.000% (6 Month US LIBOR + 3.000%), 06/23/2024 (a)		55,547	51,780
			465,438
Hotels, Restaurants & Leisure - 5.1%
Aimbridge Acquisition Co Inc., TL 1L B 10/19
3.917% (1 Month US LIBOR + 3.750%), 02/02/2026 (a)		1,222,754	1,054,625
B&B Hotels SAS, TL 1L B3A 01/20 EUR
3.875% (3 Month EURIBOR + 3.875%), 07/31/2026 (a)(b)	EUR	1,121,450	1,137,725
ClubCorp Club Operations, Inc., TL 1L B 08/17
3.058% (3 Month US LIBOR + 2.750%), 09/18/2024 (a)		1,026,224	889,536
Diamond Resorts International, Inc., TL 1L B 06/18
4.750% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)		1,007,792	885,970
Life Time Fitness, Inc., TL 1L 01/17
3.750% (6 Month US LIBOR + 2.750%), 06/10/2022 (a)		1,519,573	1,377,918
			5,345,774
Household Products - 1.0%
Piolin BidCo SAU, TL 1L B 05/20 EUR
7.500% (3 Month EURIBOR + 7.500%), 09/16/2026 (a)(b)	EUR	539,891	610,527
Steinhoff, TL 1L 07/19 (SFH Super Senior)
10.000%, 12/31/2021 (b)(h)	EUR	9,455	10,998
Steinhoff, TL 1L 08/19 (SFH A1)
0.000% (3 Month EURIBOR + 0.000%), 12/31/2021 (b)(g)(h)	EUR	635,586	417,395
			1,038,920
Industrial Conglomerates - 0.1%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18 USD
4.000% (3 Month US LIBOR + 3.750%), 12/12/2025 (a)		110,439	94,806
Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18 EUR
3.750% (3 Month EURIBOR + 3.750%), 12/12/2025 (a)	EUR	25,000	25,164
			119,970
IT Services - 0.7%
PSAV, Inc., TL 2L 02/18
8.250% (3 Month US LIBOR + 7.250%), 09/01/2025 (a)		189,000	51,975
Sutherland Global Services, Inc., TL 1L 10/14_US Borrower
6.375% (3 Month US LIBOR + 5.000%), 04/23/2021 (a)		638,613	548,144
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
6.375% (3 Month US LIBOR + 5.000%), 04/23/2021 (a)		148,572	127,525
			727,644

Leisure Products - 0.8%
Camping World Good Sam, TL 1L B 03/18
3.500% (1 Month US LIBOR + 2.750%), 11/08/2023 (a)		778,661	738,209

Life Sciences Tools & Services - 0.8%
Albany Molecular Research, Inc., TL 1L 07/17
4.250% (3 Month US LIBOR + 3.250%), 08/30/2024 (a)		308,046	303,733
Albany Molecular Research, Inc., TL 12L 07/17
8.000% (US LIBOR + 7.000%), 08/30/2025 (a)		301,530	290,675
BioClinica-Synowledge Holdings, TL 1L 10/16
5.000% (1 Month US LIBOR + 4.500%), 10/20/2023 (a)		237,468	223,072
			817,480
Machinery - 1.3%
Accuride Corp., TL 1L B 10/17
6.250% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)		523,080	355,694
CPM Holdings, Inc., TL 2L 10/18
8.452% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)		92,000	79,925
Utility One Source LP, TL 1L B 02/20
4.426% (1 Month US LIBOR + 4.250%), 04/18/2025 (a)		628,327	624,007
Welbilt, Inc. (Manitowoc Foodservice Inc), TL 1L B 10/18
2.661% (1 Month US LIBOR + 2.500%), 10/23/2025 (a)		94,270	82,958
WireCo WorldGroup, Inc., TL 1L )7/16
6.072% (6 Month US LIBOR + 5.000%), 09/29/2023 (a)		87,692	74,579
WireCo WorldGroup, Inc., TL 2L 07/16
10.072% (6 Month US LIBOR + 9.000%), 09/30/2024 (a)		239,000	182,835
			1,399,998
Media - 2.4%
Emerald Expositions Holding, Inc., TL 1L B 11/17
2.911% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)		8,392	7,637
NEP Broadcasting, LLC, TL 1L 05/20 DD
0.000%, 06/01/2025 (a)(d)(e)		30,815	(1,951)
NEP Broadcasting, LLC, TL 1L 05/20
9.250%, (1 Month US LIBOR + 8.2500%), 06/01/2025 (a)(d)(e)		123,260	115,458
NEP Broadcasting, LLC, TL 1L B 09/18 EUR
3.500% (3 Month EURIBOR + 3.500%), 10/20/2025 (a)(b)	EUR	1,223,056	1,209,948
NEP Broadcasting, LLC, TL 1L B 09/18
3.411% (1 Month US LIBOR + 3.250%), 10/20/2025 (a)		1,072,282	895,355
NEP Broadcasting, LLC, TL 2L 09/18
7.161% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)		393,000	296,715
			2,523,162
Metals & Mining - 0.2%
Foresight Energy LLC, TL 1L A 06/20 (Exit)
9.500% (1 Month US LIBOR + 8.000%), 06/30/2027 (a)(c)(d)(e)		150,786	150,786
Foresight Energy LLC, TL 1L B 06/20 (Exit)
9.500%, 06/30/2027 (a)(c)(d)(e)(h)		75,990	93,145
			243,931
Multiline Retail - 0.5%
Belk, Inc., TL 1L B 10/19
7.750% (6 Month US LIBOR + 6.750%), 07/31/2025 (a)		1,203,171	524,883

Oil, Gas & Consumable Fuels - 0.2%
Eagleclaw Midstream Ventures, TL 1L 05/17
5.250% (3 Month US LIBOR + 4.250%), 06/24/2024 (a)		220,862	170,431
Oryx Midstream Services, LLC, TL 1L B 04/19
4.161% (3 Month US LIBOR + 4.000%), 05/08/2026 (a)		10,945	9,723
			180,154
Personal Products - 1.3%
Coty Inc., TL 1L A 04/18 USD
1.916% (1 Month US LIBOR + 1.500%), 04/05/2023 (a)		232,275	211,370
Coty Inc., TL 1L B 03/18 EUR
2.500% (1 Month EURIBOR + 2.500%), 04/05/2025 (a)	EUR	49,165	51,060
Coty Inc., TL 1L B 04/18 USD
2.416% (1 Month US LIBOR + 2.250%), 04/07/2025 (a)		1,153,596	1,000,745
Coty, Inc., TL 1L 04/18 EUR
1.750% (1 Month EuriBOR + 1.750%), 04/05/2023 (a)	EUR	107,840	113,692
			1,376,867
Professional Services - 0.3%
SIRVA Worldwide, Inc., TL 1L 07/18
5.712% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)		433,829	323,203
SIRVA Worldwide, Inc., TL 2L 07/18
9.810% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)		59,000	37,170
			360,373
Road & Rail - 2.3%
Kenan Advantage Group, Inc./The, TL 1L B1 07/15
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		1,979,158	1,840,617
Kenan Advantage Group, Inc./The, TL 1L B2 07/15 Canadian Borrower
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		470,646	437,701
Transplace, TL 2L 09/17
9.822% (6 Month US LIBOR + 8.750%), 10/06/2025 (a)		180,000	156,600
			2,434,918

Software - 4.0%
Applied Systems, Inc., TL 2L 09/17
8.000% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)	236,000	239,023
Gigamon, Inc., TL 1L 11/17
5.250% (6 Month US LIBOR + 4.500%), 12/27/2024 (a)	344,750	339,579
Misys Ltd., TL 1L 04/17
4.500% (6 Month US LIBOR + 3.500%), 06/13/2024 (a)	235,799	218,932
Misys Ltd., TL 2L 04/17
8.250% (6 Month US LIBOR + 7.250%), 06/16/2025 (a)	226,000	208,344
Syncsort, Inc., TL 1L B 10/19
7.000% (3 Month US LIBOR + 6.000%), 08/16/2024 (a)	214,920	210,454
Syncsort, Inc., TL 1L B 11/18
6.613% (3 Month US LIBOR + 6.250%), 08/16/2024 (a)	154,215	150,109
TIBCO Software Inc, TL 2L 02/20
7.430% (1 Month US LIBOR + 7.750%), 03/03/2028 (a)	1,243,520	1,199,996
Vertafore Inc., TL 2L 07/18
7.411% (1 Month US LIBOR + 7.250%), 07/02/2026 (a)(c)(d)	1,513,926	1,502,308
Vertafore, Inc., TL 1L 05/18
3.411% (1 Month US LIBOR + 3.250%), 06/04/2025 (a)(c)(d)	224,276	214,174
		4,282,919
Specialty Retail - 0.4%
Jo-Ann Stores, Inc., TL 1L B 10/16
6.000% (6 Month US LIBOR + 5.000%), 10/20/2023 (a)	358,037	266,639
Talbots, Inc., TL 1L B 11/18
7.308% (3 Month US LIBOR + 7.000%), 11/28/2022 (a)	212,000	171,720
		438,359
Technology Hardware, Storage, & Peripherals - 0.1%
Electronics For Imaging, Inc., TL 1L 06/19
5.161% (1 Month US LIBOR + 5.000%), 07/02/2026 (a)	154,718	118,746

Textiles, Apparel & Luxury Goods - 0.8%
Varsity Brands Holding Co, Inc., TL 1L 11/17
4.500% (1 Month US LIBOR + 3.500%), 12/16/2024 (a)	1,069,051	867,412

Transportation Infrastructure - 0.1%
Direct ChassisLink, Inc., TL 2L 04/19
8.518% (3 Month US LIBOR + 8.250%), 04/10/2026 (a)	155,000	133,300
TOTAL LEVERAGED LOANS (amortized cost $41,292,189)		40,158,454

High Yield Securities - 51.0%
Aerospace & Defense - 2.6%
Avolon Holdings Funding Ltd.
4.375%, 05/01/2026 (b)(f)	889,000	787,402
TransDigm, Inc.
6.500%, 07/15/2024	918,000	922,627
8.000%, 12/15/2025 (f)	963,000	1,048,225
		2,758,254
Auto Components - 0.4%
BBB Industries, LLC
9.250%, 08/01/2025 (f)	425,000	406,937

Building Products - 0.7%
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)	687,000	716,926

Chemicals - 0.1%
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)	168,000	155,172
WR Grace & Co-Conn
4.875%, 06/15/2027 (f)	72,000	76,857
		232,029
Commercial Services & Supplies - 0.3%
Iron Mountain, Inc.
5.625%, 07/15/2032 (f)	79,000	84,934
5.250%, 07/15/2030 (f)	238,000	250,049
Multi-Color Corp
10.500%, 07/15/2027 (f)	858,000	938,978
6.750%, 07/15/2026 (f)	273,000	295,480
Vivint, Inc.
7.875%, 12/01/2022	541,000	546,743
7.625%, 09/01/2023	1,015,000	975,562
		3,091,746
Construction & Engineering - 2.6%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)	2,296,000	2,253,191
Mason Finance Sub, Inc.
6.125%, 06/15/2025 (f)	38,000	40,430
thyssenkrupp Elevator AG
5.250%, 07/15/2027 (b)(f)	414,000	439,875
		2,733,496

Construction Materials - 0.4%
Cemex Materials LLC
7.700%, 07/21/2025 (f)		363,000	387,458
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (f)		207,000	207,388

Diversified Consumer Services - 2.4%
Expedia Group Inc.
7.000%, 05/01/2025 (f)		254,000	275,307
6.250%, 05/01/2025 (f)		1,618,000	1,771,535
4.625%, 08/01/2027 (f)		502,000	516,515
			2,563,357
Diversified Telecommunication Services - 1.9%
Zayo Group LLC
6.125%, 03/01/2028 (f)		1,972,000	2,037,017

Electronic Equipment, Instruments & Components - 3.7%
CommScope, Inc.
6.000%, 06/15/2025 (f)		706,000	722,344
8.250%, 03/01/2027 (f)		2,727,000	2,944,219
Sensata Technologies, Inc.
4.375%, 02/15/2030 (f)		230,000	246,381
			3,912,944
Energy Equipment & Services - 0.1%
Transocean Inc.
7.250%, 11/01/2025 (f)		193,000	95,535

Entertainment - 0.3%
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (f)		333,000	358,401

Health Care Equipment & Supplies - 0.8%
Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA
7.375%, 06/01/2025 (f)		281,000	299,792
7.250%, 02/01/2028 (f)		534,000	559,699
			859,491
Health Care Providers & Services - 1.8%
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (f)		443,000	454,195
LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (f)		295,000	328,439
Quorum Health Corp.
0.000%, 04/15/2023 (c)(d)(g)		212,000	30,453
Radiology Partners Inc.
9.250%, 02/01/2028 (f)		849,000	855,368
Team Health, Inc.
6.375%, 02/01/2025 (f)		210,000	122,850
Tenet Healthcare Corp.
4.625%, 06/15/2028 (f)		75,000	79,052
			1,870,357
Health Care Technology - 0.4%
Verscend Holding Corp.
9.750%, 08/15/2026 (f)		386,000	428,504

Hotels, Restaurants & Leisure - 15.0%
Boyd Gaming Corp.
6.375%, 04/01/2026		663,000	678,839
6.000%, 08/15/2026		808,000	820,976
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)		1,094,000	914,742
Diamond Resorts International, Inc.
10.750%, 09/01/2024 (f)		591,000	526,667
7.750%, 09/01/2023 (f)		1,330,000	1,294,243
Enterprise Development Authority/The
12.000%, 07/15/2024 (f)		1,252,000	1,241,176
Marriott International Inc
5.750%, 05/01/2025 (c)(d)		1,914,000	2,126,751
Marriott International Inc/MD
4.625%, 06/15/2030 (c)(d)		13,000	13,963
Marriott Ownership Resorts, Inc.
6.125%, 09/15/2025 (f)		426,000	456,321
Merlin Entertainments PLC
7.000%, 06//2026 (b)(f)	EUR	783,000	950,008
5.750%, 06/15/2026 (b)(f)		690,000	657,956
6.625%, 11/15/2027 (b)(f)		1,267,000	1,094,739
Powdr Corp.
6.000%, 08/01/2025 (f)		443,000	454,629
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (f)		86,000	81,823
7.000%, 07/01/2025 (f)		653,000	702,239

Station Casinos LLC
5.000%, 10/01/2025 (f)	1,442,000	1,368,999
4.500%, 02/15/2028 (f)	1,246,000	1,119,064
Vail Resorts, Inc.
6.250%, 05/15/2025 (f)	319,000	344,121
Viking Cruises Ltd.
13.000%, 05/15/2025 (f)	592,000	646,568
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (f)	40,000	40,916
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.750%, 04/15/2025 (f)	239,000	251,360
		15,786,100
Insurance - 2.7%
Hub International Ltd.
7.000%, 05/01/2026 (f)	750,000	786,379
National Financial Partners Corp
7.000%, 05/15/2025 (f)	69,000	74,994
6.875%, 08/15/2028 (f)	346,000	348,163
NMI Holdings, Inc.
7.375%, 06/01/2025 (f)	40,000	43,542
Radian Group, Inc.
6.625%, 03/15/2025	709,000	757,761

IT Services - 0.3%
Dun & Bradstreet Corp./The
10.250%, 02/15/2027 (f)	56,000	63,714
Sabre, Inc.
5.375%, 04/15/2023 (f)	535,000	526,363
9.250%, 04/15/2025 (f)	193,000	212,903
		2,813,819
Machinery - 0.5%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (f)	235,000	225,869
Hillenbrand, Inc.
5.750%, 06/15/2025	124,000	133,533
Welbilt, Inc. (Manitowoc Foodservice, Inc.)
9.500%, 02/15/2024	155,000	147,250
		506,652
Media - 0.9%
Intelsat Jackson Holdings SA
0.000%, 08/01/2023 (b)(g)	207,000	130,156
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/2030 (f)	822,000	769,598
		899,754
Multiline Retail - 0.0%
JC Penney Corp, Inc.
8.625%, 03/15/2025 (c)(d)(f)	98,000	1,960

Oil, Gas & Consumable Fuels - 6.1%
Global Partners LP / GLP Finance Corp
7.000%, 08/01/2027	414,000	401,760
Indigo Natural Resources, LLC
6.875%, 02/15/2026 (f)	1,010,000	976,513
Parsley Energy, Inc.
5.625%, 10/15/2027 (f)	166,000	174,196
5.375%, 01/15/2025 (f)	1,084,000	1,119,567
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/2028 (f)	110,000	88,756
Plains All American Pipeline LP
3.800%, 09/15/2030	9,000	9,021
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (f)	31,000	29,624
3.600%, 05/15/2025 (f)	533,000	519,342
Sunoco LP
4.875%, 01/15/2023	33,000	33,657
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
6.000%, 03/01/2027 (f)	211,000	192,221
4.750%, 10/01/2023 (f)	1,559,000	1,507,374
Viper Energy Partners LP
5.375%, 11/01/2027 (f)	1,081,000	1,126,066
WPX Energy, Inc.
5.250%, 10/15/2027	275,000	271,684
		6,449,781
Road & Rail - 0.7%
Kenan Advantage Group, Inc./The
7.875%, 07/31/2023 (f)	760,000	694,370

Software - 2.2%
Solera Holdings, Inc.
10.500%, 03/01/2024 (f)	2,226,000	2,357,891

Textiles, Apparel & Luxury Goods - 0.9%
Lycra
5.375%, 05/01/2023 (b)(f)		EUR	736,000	572,203
7.500%, 05/01/2025 (b)(f)			335,000	236,175
Varsity Brands, Inc.
9.000% (3 Month US LIBOR + 8.000%), 12/22/2024 (a)(c)(d)(f)			203,000	193,358
				1,001,736
Trading Companies and Distributors - 0.6%
Neon Holdings, Inc.
10.125%, 04/01/2026 (f)			555,000	566,100
TruckPro LLC
11.000%, 10/15/2024 (f)			58,000	57,130
				623,230
TOTAL HIGH YIELD SECURITIES (amortized cost $51,259,051)				53,795,133

Collateralized Loan Obligations - 1.2%
Diversified Financial Services - 1.2%
TICP CLO Ltd., TICP 2017-9A E
5.872% (3 Month US LIBOR + 5.600%), 01/20/2031 (a)(e)(f)			738,460	635,928
TRESTLES CLO, LLC, TREST 2017-1A D
6.925% (3 Month US LIBOR + 6.680%), 07/25/2029 (a)(e)(f)			693,640	643,638
TOTAL COLLATERALIZED LOAN OBLIGATIONS (amortized cost $1,216,586)				1,279,566

Common Stocks - 0.5%
Hotels, Restaurants & Leisure - 0.4%
Six Flags Entertainment Corp.			10,937	190,194
VICI Properties, Inc.			10,112	219,532
				409,726
Metals & Mining - 0.1%
Foresight Energy LLC(c)(d)(e)(g)			9,630	106,613
TOTAL COMMON STOCKS (cost $563,108)				516,339

TOTAL INVESTMENTS (cost $94,330,934) (i) - 90.7%				95,749,492
ASSETS IN EXCESS OF LIABILITIES, NET - 9.3%				9,782,615
NET ASSETS - 100.0%				$105,532,107

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2020.
(b)	Non-U.S. security.
(c)	Security considered restricted due to the Adviser's knowledge of material non-public information. The total value of these securities as of July 31, 2020 was $4,433,511 and represented 4.2% of net assets.
(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2020 was $4,934,724 and represented 4.7% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of July 31, 2020 was $47,073,963, which represent 44.6% of net assets.
(g)	Non-income producing security.
(h)	Represents a payment-in-kind ("PIK") security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Foresight Energy, LLC Common Stock	9,630	06/30/20	106,613	106,613	0.1%
Foresight Energy, LLC	150,786	06/30/20	150,786	150,786	0.2%
Foresight Energy, LLC	75,990	06/30/20	92,838	93,146	0.1%
JC Penney Corp., Inc.	98,000	02/28/20	56,835	1,960	0.0%
Marriott International, Inc.	1,914,000	4/14/20 - 5/6/20	2,000,627	2,126,751	2.0%
Marriott International, Inc.	13,000	05/28/20	12,919	13,963	0.0%
Quorum	212,000	02/28/20	182,078	30,453	0.0%
Varsity Brands, Inc.	203,000	06/11/20	197,013	193,358	0.2%
Vertafore, Inc.	1,513,926	2/28/20 - 5/4/20	1,493,222	1,502,307	1.4%
Vertafore, Inc.	224,276	2/28/20 - 3/24/20	184,354	214,174	0.2%
(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund's investments categorized by country of risk as of July 31, 2020:

Country:	% of Net Assets
United States	83.8%
United Kingdom	2.6%
France	1.1%
Netherlands	0.8%
Ireland	0.8%
Spain	0.6%
Luxembourg	0.5%
Germany	0.4%
Sweden	0.1%
90.7%
Assets in Excess of Liabilities	9.3%
100.0%

The following table presents information about the Fund's assets measured on a recurring basis as of July 31, 2020 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans		39,413,310	745,144	40,158,454
High Yield Securities		53,795,133		53,795,133
Collateralized Loan Obligations			1,279,566	1,279,566
Common Stocks	409,726		106,613	516,339
Cash and cash equivalents	10,543,515			10,543,515
Total Investments in securities and cash equivalents	10,953,241	93,208,443	2,131,323	106,293,007

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

	Leveraged Loans	Collateralized Loan Obligations	Common Stocks
Balance at February 28, 2020	$-	$-	$-
Purchases	757,232	1,199,997	106,613
Sales and paydowns	(2,210)	-	-
Settlements	951	16,589	-
Net change in appreciation/(depreciation)	(11,475)	62,980	-
Net realized gain/(loss)	647	-	-
Balance as of July 31, 2020	$745,144	$1,279,566	$106,613

Net change in appreciation/(depreciation) on investments held at July 31, 2020	$(11,475)	$62,980	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2020:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans	$745,144	Yield Analysis	Yield	9% - 12% (11%)
			EBITDA Multiple	2.5x -7.0x (5.5x)
			Net Leverage	0.6x - 6.6x (4.4x)
Collateralized Loan Obligations	$1,279,566	Yield analysis	Discount margin	8%
		Discounted cash flows	Probability of default	2%
			Constant prepayment rate	20%
Common Stocks	$106,613	Market Comparables	FWD EBITDA Multple	2.5
			Illiquidity Discount	10%

(1)
For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)
The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.

(3)	Weighted average amounts are based on the estimated fair values.